Related-Party Transactions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related-Party Transactions
32.	RELATED-PARTY TRANSACTIONS

In the course of the Company's operations, rights and obligations are generated between related parties, arising from administrative expenses and provision of services.

32.1 Transactions with related parties

In the year ended December 31, 2020, Natura &Co reimbursed the amount of R$ 148,274 of expenses regarding the transaction costs for the acquisition of Avon paid by its subsidiary Natura Cosméticos. This reimbursement was registered in the profit or loss line item “Other revenues (expenses)”. For the other transactions, they were not carried forward as income statement, as they refer to the transfer of expenses related to stock option plans and restricted shares.

32.2  Transactions with uncontrolled and unconsolidated related parties

Natura Institute holds shares in the investment fund “Fundo de Investimento Essencial”. As of December 31, 2020, the balance is R$ 3,414 (R$ 3,766 on December 31, 2019).

On June 5, 2012, an agreement was entered between Indústria e Comércio de Cosméticos Natura Ltda., and Bres Itupeva Empreendimentos Imobiliários Ltda., (“Bres Itupeva”), for the construction and leasing of processing center to distribution and warehousing of products (HUB), in Itupeva (SP). In 2019, the Bres Itupeva granted its credits to BRC Securitizadora S/A, to which Natura makes monthly payments. Messrs. Antônio Luiz da Cunha Seabra, Guilherme Peirão Leal and Pedro Luiz Barreiros Passos, members of the group of controlling shareholders of Natura Cosméticos S.A., indirectly hold controlling interests in Bres Itupeva. The amount involved in the registered transaction is recorded under “Right of Use” of "Buildings" in the amount of R$ 39,346 (R$ 44,244 under “Builds” of Property, Plant and Equipment as at December 31, 2019) and in the year ended December 31, 2020, the total amount paid as rent was R$ 13,086.

Natura Cosméticos S.A. and Raia Drogasil S.A. entered into a purchase and sale agreement and other covenants for selling products in Raia and Drogasil. Mr. Guilherme Peirão Leal and Mr. Pedro Luiz Barreiros Passos, members of the Natura Cosméticos S.A. controlling group, indirectly hold shareholding interest in Raia Drogasil S.A. This contract was finalised during the financial year 2020.

In the year ended December 31, 2020, Natura Cosméticos S.A. and its subsidiary transferred to the Natura Institute, in the form of a donation associated with maintenance, the amount of R$ 692 corresponding to 0.5% of net income for the prior fiscal year, and a donation associated with the net sales of products in the Natura Crer Para Ver line, in the amount of R$ 35,000 (R$ 23,000 as of December 31, 2019).

32.3  Key management personnel compensation

The total compensation of the Company’s Management is as follows:

	2020			2019			2018
	Compensation			Compensation			Compensation
	Fixed	Variable	Total	Fixed	Variable	Total	Fixed	Variable	Total
	(a)	(b)		(a)	(b)		(a)	(b)
Board of Directors	16,123	65,011	81,134	22,056	30,919	52,975	13,141	24,860	38,001
Executive Board	49,187	80,218	129,405	32,963	42,142	75,105	32,739	68,540	101,279
	65,310	145,229	210,539	55,019	73,061	128,080	45,880	93,400	139,280

a)

The line item “Executive Board” includes the amount of R$ 1,201 referred to the amortization of the Confidentiality and Non-Compete Agreement during the fiscal year ended December 31, 2020 (R$ 536 in the fiscal year ended December 31, 2019).

b)

Refers to profit sharing regarding the Restricted Stock Plan and Strategy Acceleration Program, including charges, as applicable, to be determined in the year. The amounts include additions to and/or reversals of provisions made in the previous year, due to final assessment of the targets determined to the board members and officers, statutory and non-statutory, in relation to profit sharing.

32.4  Share-based payments

Breakdown of the Company officers and executives’ share-based payments compensation:

	Grant of options
	2020			2019			2018
	Stock option balance (number)[1] (a)	Average fair value of stock options[1] – R$	Average exercise price[1] - R$ (b)	Stock option balance (number) [1] (a)	Average fair value of stock options[1] – R$	Average exercise price[1] - R$ (b)	Stock option balance (number)[1] (a)	Average fair value of stock options[1] – R$	Average exercise price[1] - R$ (b)
Officers	12,847,760	8.64	16.49	13,059,677	8.4	16.51	11,156,406	7.47	15.96

	Restricted shares
	2020		2019		2018
	Stock option balance (number)[1] (a)	Average exercise price[1] - R$ (b)	Stock option balance (number)[1] (a)	Average exercise price[1] - R$ (b)	Stock option balance (number)[1] (a)	Average exercise price[1] - R$ (b)
Officers	5,293,874	51.2	1,012,641	19.23	751,794	14.81

(1)

The number of stock options granted, expired and exercised and their respective fair values is shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

(2)	The number of restricted stock and performance shares granted, expired and exercised is shown already considering the stock split approved at the Extraordinary General Meeting on September 17, 2019.
(a)	Refers to the balance of the options and restricted shares vested and non-vested, not exercised, at the reporting dates.
(b)

Refers to the weighted-average exercise price of the option at the time of the stock option plans, adjusted for interest based on the Extended Consumer Price Index (IPCA) through the end of the reporting period. The new Stock Option Plan implemented in 2015, include no monetary adjustment.